COMMITMENTS AND CONTINGENCIES (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013 item	Dec. 31, 2012	Dec. 31, 2011
Purchase Commitments
Liabilities recorded for noncancelable purchase commitments for quantities in excess of future demand forecasts	$ 327	$ 59	$ 235
Outstanding purchase orders	43,102	78,780
Number of unsettled claims or litigations against the entity	0
Minimum future lease payments under noncancelable operating leases with property management for office premises
2013		1,534
2014	2,035	556
2015	384
Total	2,419	2,090
Rental expenses	1,625	1,301	813
Capital Commitments
Amount committed for capital expenditure on equipment	114	98
Future payments for the company's agreements with third parties for software license fees
2013		5,766
2014	9,266	2,197
2015	2,628	933
2016	1,696	180
Total	$ 13,590	$ 9,076